Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

Note 19 – Segment reporting

The Company determines its operating segments according to how the business activities are managed and evaluated by the Company’s chief operating decision maker (“CODM”).

Prior to the first quarter of the year ended December 31, 2022, the Company operated in two segments; Cannabis and Non-Cannabis operations. During the first quarter of 2022, the Company determined that the Non-Cannabis segment no longer represented a reportable segment, and therefore concluded that the Company operated in one segment; the cultivation, production and sale of cannabis products via retail and wholesale channels.

Following a change in the Company’s Chief Executive Officer during the second quarter of 2022, and the finalization of the change in the Company’s organizational and internal financial reporting structure during the fourth quarter of 2022, the Company determined it is appropriate to report the Company’s results for the following two operating segments, which are also its reportable segments: (i) domestic operations and (ii) international operations. These segments reflect how the Company’s operations are managed, how the CODM allocates resources and evaluates performance, and how the Company’s internal management financial reporting is structured.

Additionally, the CODM does not review total assets or net income (loss) by segments; therefore, such information is not presented below.

	Domestic	International	Total
For the year ended December 31, 2022:
Revenues	$1,301,908	$34,434	$1,336,342
Gross profit	567,972	11,059	579,031
Long-lived assets	2,462,114	330,471	2,792,585

	Domestic	International	Total
For the year ended December 31, 2021:
Revenues	$1,177,218	$18,769	$1,195,987
Gross profit	562,824	7,007	569,831
Long-lived assets	2,084,142	294,308	2,378,450